CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 1,000	$ 449,016	$ 9,944,744	$ (8,824,806)	$ 1,569,954
Balance, shares at Dec. 31, 2016	100,000	44,901,531
Common stock issued for 10% dividend payment pursuant to Series A preferred stock Subscription Agreements		$ 100	(100)		0
Common stock issued for 10% dividend payment pursuant to Series A preferred stock Subscription Agreements, shares		10,000
Issuance of Series E preferred stock	$ 13,750		536,250		550,000
Issuance of Series E preferred stock, shares	1,375,000
Series E preferred stock dividend			(11,303)		(11,303)
Stock option vesting expense			108,090		108,090
Common stock issued as compensation		$ 285	22,515		22,800
Common stock issued as compensation, shares		28,500
Common stock issued for services		$ 36	3,024		3,060
Common stock issued for services, shares		3,600
Beneficial conversion feature			615,625		615,625
Common stock issued for cash		$ 1,250	48,750		50,000
Common stock issued for cash, shares		125,000
Common stock issued in acquisition		$ 11,002	418,090		429,092
Common stock issued in acquisition, shares		1,100,233
Net Loss				(2,994,096)	(2,994,096)
Balance at Dec. 31, 2017	$ 14,750	$ 461,689	11,685,685	(11,818,902)	343,222
Balance, shares at Dec. 31, 2017	1,475,000	46,168,864
Common stock issued for 10% dividend payment pursuant to Series A preferred stock Subscription Agreements		$ 100	(100)		0
Common stock issued for 10% dividend payment pursuant to Series A preferred stock Subscription Agreements, shares		10,000
Issuance of Series E preferred stock	$ 11,250		438,750		45,000
Issuance of Series E preferred stock, shares	1,125,000
Series E preferred stock dividend			(82,232)		(82,232)
Series F preferred stock dividend			(29,708)		(29,708)
Preferred Series F issued for extinguishment of convertible debt	$ 43,440		1,929,141		1,972,581
Preferred Series F issued for extinguishment of convertible debt, shares	4,344,017
Stock option vesting expense			24,128		24,128
Common stock issued for services		$ 100	7,400		7,500
Common stock issued for services, shares		10,000
Debt Discount on convertible note			70,000		70,000
Units consisting of one share of common stock and one warrant issued for cash, net of costs		$ 148,363	4,992,689		5,141,052
Units consisting of one share of common stock and one warrant issued for cash, net of costs, shares		14,836,250
Stock issued to Spartan Capital for prepaid consulting contract		$ 10,000	740,000		750,000
Stock issued to Spartan Capital for prepaid consulting contract, shares		1,000,000
Preferred Stock Series A conversion to common stock	$ (1,000)	$ 1,000			0
Preferred Stock Series A conversion to common stock, shares	(100,000)	100,000
Net Loss				(5,224,064)	(5,224,064)
Balance at Dec. 31, 2018	$ 68,440	$ 621,252	$ 19,775,753	$ (17,042,966)	$ 3,422,479
Balance, shares at Dec. 31, 2018	6,844,017	62,125,114